Related Party Transactions - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 TWD ($)
Disclosure of transactions between related parties [Line Items]
Acquisition of investment in associate	$ 794,694
ChipMOS BVI and Unimos Shanghai [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of investment in associate	$ 794,694